As filed with the Securities and Exchange Commission on April 7, 2016

File No. 333-209095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

SENTINEL GROUP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

One National Life Drive
Montpelier, Vermont	05604
(Address of Principal Executive Offices)	(Zip Code)

(802) 229-3113 (Registrant’s Telephone Number, including Area Code)

Lisa Muller c/o Sentinel Asset Management, Inc. One National Life Drive Montpelier, Vermont 05604 (Name and Address of Agent for Service)	Copy to: John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on        pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on             pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

Title of securities being registered: Common Stock, par value $.01 per share

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article Eighth of the Articles of Amendment and Restatement of the Registrant, incorporated by reference to Exhibit (a) to this Registration Statement, and to Bylaw XI (“Bylaw XI”) of the Amended and Restated Bylaws of the Registrant incorporated by reference to Exhibit (b) to this Registration Statement.

Section 1 (Mandatory Indemnification; Success on Merits or Otherwise) of Bylaw XI provides that to the extent that a director, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Bylaw XI, or in defense of any claim, issue or matter raised therein, he shall be indemnified by the Registrant against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 2 (Mandatory Indemnification; Direct Actions) of Bylaw XI provides that any person who was or is a party or is threatened to be made a party to any threatened or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of the fact that he is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, shall be indemnified by the Registrant against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Registrant, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall be adjudged liable to the Registrant or any of its security holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 3 (Mandatory Indemnification; Suits By or in the Right of the Registrant) of Bylaw XI provides that any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the Registrant or is or was serving at the request of the Registrant as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, shall be indemnified by the Registrant against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant and except that (i) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of duty to the Registrant unless and only to the extent that the court in which such action or suit was brought or any other court of equity in the county where the Registrant has its principal office shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for those expenses which the court considers proper, and (ii) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Registrant by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4 (Determination) of Bylaw XI provides that any indemnification under Bylaw XI (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in Bylaw XI. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who are neither “interested persons” of the Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the action, suit or proceeding (“disinterested, non-party directors”) or (ii) by an independent legal counsel (not including a counsel who does work for either the Registrant, its adviser or principal underwriters, or persons affiliated with these persons) in a written opinion.

Section 5 (Advance of Expenses) of Bylaw XI provides that expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition of such action, suit or proceeding as authorized in the manner described in [Section 4 above], provided either (i) the indemnitee shall provide a security for his undertaking to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Registrant as authorized by Bylaw XI, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 16.  Exhibits

(1)(a)	Articles of Amendment and Restatement effective January 26, 2006 (7)
(1)(b)	Articles of Correction effective March 15, 2006 (4)
(1)(c)	Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (4)
(1)(d)	Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (4)
(1)(e)	Certificate of Correction effective May 24, 2006 (8)
(1)(f)	Articles Supplementary (adding Class I shares to Common Stock and Government Securities Funds) effective March 28, 2007 (7)
(2)(a)	Amended and Restated By-Laws of the Registrant dated March 16, 2006 (5)
(3)(a)

Sections II, VII, IX, XII and XVI of Registrant’s Amended and Restated Bylaws dated March 16, 2006 are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 109 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2006 and Sections 5th and 7th of the Articles of Amendment and Restatement effective January 26, 2006 incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 109 to Registrant’s Registration Statement on Form N-1A filed on March 30, 2006.

(4)(a)	Agreement and Plan of Reorganization (19)
(5)(a)	Form of Share Certificate (3)
(5)(b)	New Form of Share Certificate (3)
(6)(a)	Amended and Restated Investment Advisory agreement between Registrant and Sentinel Asset Management, Inc. dated as of April 4, 2008 (11)
(6)(b)	Advisory Agreement Amendment between Registrant and Sentinel Asset Management, Inc. dated as of March 16, 2015 (19)
(7)(a)	Distribution Agreement between the Registrant and Sentinel Financial Services Company (“SFSC”), dated as of March 1, 1993 (1)
(7)(b)	Form of Dealer Agreement (20)
(7)(c)	Schedule A to Dealer Agreement, effective as of January 31, 2014 (20)
(8)(a)	Registrant has provided health care and insurance benefits to certain retirees
(8)(b)	National Life Insurance Company 401(k) Plan (Chief Compliance Officer) (7)
(8)(c)	National Life Insurance Company Pension Plan (Chief Compliance Officer) (7)
(8)(d)	National Life Insurance Company Supplemental Pension Plan (Chief Compliance Officer) (9)
(9)(a)	Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective October 1, 2000 (2)
(9)(b)	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 2004 (7)
(9)(c)	Amendment to Custody Agreement between Registrant, Sentinel Variable Products Trust and State Street Bank and Trust Company effective March 1, 2008 (10)
(9)(d)	Amendment to Custody Agreement between Registrant Sentinel Variable Products Trust and State Street Bank and Trust Company, effective November 16, 2009 (12)

(9)(e)	Amendment to Custody Agreement between Registrant and SVPT and State Street Bank and Trust Company effective December 15, 2010 (13)
(9)(f)	Custody fee schedule effective April 1, 2008 (10)
(10)(a)	Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (7)
(10)(b)	Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended through March 15, 2007 (7)
(10)(c)	Amended plan pursuant to Rule 18f-3 under the 1940 Act dated January 31, 2014 (15)
(11)(a)	Opinion and Consent of Counsel (19)
(12)(a)	Opinion and Consent of Counsel on Tax Matters
(13)(a)	Administration Agreement between Registrant and Sentinel Administrative Services, Inc. dated June 7, 2007 (8)
(13)(b)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement between Registrant and Sentinel Administrative Services, Inc. dated as of March 31, 2011 (10)
(13)(c)	Securities Lending Agreement between Registrant and State Street Bank & Trust Company as amended May 25, 2007 (10)
(13)(d)	Form of Indemnification Agreement (10)
(13)(e)	Fee Agreement (Class I Shares of Covered Funds) (17)
(14)(a)	Consent of the independent registered public accounting firm (19)
(15)	Non Applicable
(16)	Power of Attorney (19)
(17)(a)	Form of Proxy Card
(17)(b)	Prospectus of the Registrant dated March 30, 2014, as supplemented July 1, 2014, as further supplemented (17)
(17)(c)	Statement of Additional Information related to the Common Stock Fund, dated March 30, 2015, as further supplemented (17)
(17)(d)	Annual Report to shareholders of Sentinel Group Funds, Inc. relating to the Capital Growth Fund for the fiscal year ended November 30, 2015 (16)

* To be filed with post-effective amendment (18)

(1)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A on March 30, 2000.
(2)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A on September 29, 2005.
(3)	Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement filed on Form N-1A on December 23, 2005.
(4)	Incorporated by reference to Post-Effective Amendment No. 107 to the Registration Statement filed on Form N-1A on March 17, 2006.
(5)	Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement filed Form N-1A on March 30, 2006.
(6)	Incorporated by reference to Post-Effective Amendment No. 110 to the Registration Statement filed Form N-1A on June 1, 2006.
(7)	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement filed on Form N-1A on March 30, 2007.
(8)	Incorporated by reference to the Post-Effective Amendment No. 115 to the Registration Statement filed on Form N-1A on June 28, 2007.
(9)	Incorporated by reference to the Post-Effective Amendment No. 117 to the Registration Statement filed on Form N-1A on August 27, 2007.
(10)	Incorporated by reference to the Post-Effective Amendment No.121 to the Registration Statement filed on Form N-1A on March 28, 2008.
(11)	Incorporated by reference to the Post-Effective Amendment No.122 to the Registration Statement filed on Form N-1A on April 4, 2008.
(12)	Incorporated by reference to the Post-Effective Amendment No.124 to the Registration Statement filed on Form N-1A on January 25, 2010.
(13)	Incorporated by reference to the Post-Effective Amendment No. 131 to the Registration Statement filed on Form N-1A on December 17, 2010.

(14)	Incorporated by reference to the Post-Effective Amendment No. 132 to the Registration filed on Form N-1A on March 29, 2011.
(15)	Incorporated by reference to the Post-Effective Amendment No. 140 to the Registration filed on Form N-1A on January 29, 2014.
(16)	Incorporated by reference to the Form N-CSR filed on February 7, 2014.
(17)	Incorporated by reference to the Post-Effective Amendment No. 142 to the Registration filed on Form N-1A on March 28, 2014.
(18)	Incorporated by reference to the Form N-CSR filed on July 25, 2014
(19)	Incorporated by reference to the Registration filed on Form N-14 on January 1, 2016.
(20)	Incorporated by reference to the Post-Effective Amendment No. 142 to the Registration filed on Form N-1A on March 28, 2014.

Item 17. Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

Signatures

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Montpelier and State of Vermont, on the 7th day of April, 2016.

SENTINEL GROUP FUNDS, INC. (Registrant)

By:	/s/ Thomas H. Brownell
Thomas H. Brownell
President & Chief Executive Officer

Each person whose signature appears below hereby authorizes Lisa Muller, Thomas H. Brownell and John Birch or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas H. Brownell
Thomas H. Brownell	President & Chief Executive Officer (Principal Executive Officer)	April 7, 2016

/s/ Philip G. Partridge	Chief Financial Officer (Principal Financial and Accounting Officer)	April 7, 2016
Philip G. Partridge

/s/ Mehran Assadi
Mehran Assadi	Chair (Director)	April 7, 2016

/s/ Gary Dunton
Gary Dunton	Director	April 7, 2016

/s/ John Pelletier
John Pelletier	Director	April 7, 2016

/s/ Debbie Miller
Deborah G. Miller	Director	April 7, 2016

/s/ John Raisian
John Raisian	Director	April 7, 2016

/s/ RH Showalter
Richard H. Showalter, Jr.	Director	April 7, 2016

/s/ Angela E. Vallot
Angela E. Vallot	Director	April 7, 2016

Exhibit Index

Exhibit Number	Exhibit

(12)(a)	Opinion and Consent of Counsel on Tax Matters